Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	Feb. 28, 2021	Feb. 29, 2020
Cash flow from operating activities:
Net Loss	$ (300)	$ (400)	$ (1,950)	$ (5,516)
Net cash used in operating activities	(300)	(400)	(1,950)	(5,516)
Cash flow from financing activities:
Related party loan	300	400	1,950	5,516
Net cash provided by financing activities	300	400	1,950	5,516
Net change in cash			0	0
Cash at beginning of period	0	0	0	0
Cash at end of period	0	0	0	0
Supplemental disclosure of cash flow information:
Cash paid for interest	0	$ 0	0	0
Cash paid for taxes	$ 0		$ 0	$ 0